Other Payables and Accrued Liabilities (Tables)	12 Months Ended
Mar. 31, 2024
Other Payables and Accrued Liabilities [Abstract]
Schedule of Other Payables and Accrued Liabilities
	As of March 31,
	2023	2024
	RMB	RMB
Advance from customers	16,088	7,166
Accrued payroll	11,852	10,828
VAT payable	7,284	4,759
Other payables	18,415	41,198
Total	53,639	63,951